First Trust EIP Power Solutions ETF Investment Strategy - First Trust EIP Power Solutions ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies identified by the Fund’s investment sub-advisor, Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”), as Power Solutions Companies. According to the Sub-Advisor, Power Solutions Companies are those companies that provide technology, equipment and services that contribute to the production, transmission, storage and delivery of electric power and/or have a positive impact on the cost, reliability, safety or environmental impact to help meet the growing demands of the electric power system. Power Solutions Companies include companies in the Global Industry Classification Standard (“GICS”) Electrical Equipment industry in the Industrials sector, companies in the GICS Utilities sector (excluding water utilities), companies in the GICS Energy sector, and companies in any other GICS sectors that derive at least 50% of their revenues or profits from electric generation, transmission, distribution, grid solutions, storage and system reliability support (collectively, “power-related activities”), nuclear power life-extension and small modular reactors ("SMR"), exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), electricity, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, or carbon, carbon dioxide and fugitive methane mitigation and management. Power Solutions Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy and utility-related activities, as determined by the Sub-Advisor. Power Solutions Companies may include publicly traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates. The Sub-Advisor selects securities for the Fund’s portfolio based upon its holistic assessment of both quantitative and qualitative attributes. Such quantitative attributes include, but are not limited to, operating metrics and financial metrics, such as stability of cash flows and the strength of the balance sheet. Relevant qualitative attributes include, but are not limited to, the Sub-Advisor’s confidence in the company’s management team, the sustainability of a company’s business model and the competitiveness of a company’s assets. In its assessment of quality, the Sub-Advisor will not consider any measures of valuation. No one quantitative or qualitative attribute is dispositive in the Sub-Advisor’s security selection process, but rather, when considered cumulatively, such attributes help inform the Sub-Advisor’s investment decisions in light of market conditions and the Sub-Advisor’s own experience. In determining security weights, the Sub-Advisor balances each position’s expected rate of return against risks, position size and diversification considerations and the Fund’s portfolio limitations. The Fund’s investments will be concentrated in the industries constituting the energy infrastructure sector. These companies principally include: utilities; natural gas pipeline companies; manufacturers, contracted developers and/or owners of renewable energy, contracted developers and/or owners of nuclear energy; and other companies that derive the majority of their earnings from manufacturing, operating, constructing or providing services in support of infrastructure assets and/or infrastructure activities such as electricity generating equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment, such as pipelines, power transmission and voltage, and frequency control. The Sub-Advisor will generally seek to focus on companies with a strategic connection to (x) the generation or transmission of electric power, or (y) making the electric power system safer, cleaner, more reliable, or lower in cost. The Fund’s portfolio will be principally composed of equity securities, including common stock, depositary receipts, units issued by master limited partnerships (“MLPs”) and may also include investments in money market funds. Such securities may be issued by small, mid and large capitalization companies operating in developed market countries and may be denominated in a non-U.S. currency. While the Fund may invest in equity securities of MLPs, the Fund will limit its investment in MLPs, or other companies taxed as partnerships in order to comply with applicable tax diversification rules. As of January 30, 2026, the Fund had significant investments in energy companies and utility companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in energy companies and utility companies, although this may change from time to time.